Intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Intangible Assets Details Narrative
Amortization expense	$ 269	$ 264	$ 275